Investment Objectives and Goals - iShares Global Government Bond USD Hedged Active ETF	Feb. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES GLOBAL GOVERNMENT BOND USD HEDGED ACTIVE ETF Ticker: GGOV Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Global Government Bond USD Hedged Active ETF (the “Fund”) is to seek a total return, net of Fund expenses, in excess of the Bloomberg Global Treasury USD Hedged Index.